Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Equity

Note 13 Equity

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.0001. The Company has designated 6,500 and 2,000 of such shares for the Series A and Series B Preferred Stock, respectively. As of June 30, 2026, and December 31, 2025, the Company had 122 and 1,788 shares of Series A Preferred Stock issued and outstanding, respectively. As of June 30, 2026, and December 31, 2025, the Company had 0 and 0 shares of Series B Preferred Stock issued and outstanding, respectively.

Series A Preferred Stock

The Series A Preferred has the following rights and privileges:

Voting – Series A preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Company, including any action with respect to the election of directors to the Board of Directors of the Company. With respect to any vote with the class of Common Stock, each Preferred Share shall entitle the holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible (subject to the ownership limitations specified 4.99%) using the record date for determining the stockholders of the Company eligible to vote on such matters as the date as of which the Conversion Price is calculated.

Dividends – Series A preferred stockholders shall be entitled to receive cumulative participating dividends when and if declared. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation – In the event of a Liquidation Event, the Holders shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of Junior Stock, but junior with respect to any Senior Preferred Stock then outstanding, an amount per Preferred Share equal to the amount per share such Holder would receive if such Holder converted such Preferred Share into Common Stock immediately prior to the date of such payment.

Conversion – Series A preferred stock is convertible into common stock at the option of the holder, at any time after the earlier of (i) twelve months from the Initial Issuance Date (June 24, 2024) or (ii) the date on which no shares of Series A preferred stock remain outstanding, at the initial rate of $800.00 per share, with an alternate optional conversion, with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the price computed as the quotient of (I) the sum of the VWAP of the Common Stock for each of the three (3) Trading Days with the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period.

Redemption – The Company shall have the right to redeem all, or any portion, of the Series A preferred stock then outstanding at a price equal to 100% of the stated value ($1,000 per share) of the shares being redeemed. The Company’s right to redeem the Series A preferred stock is one-time in nature and such exercise shall be irrevocable. The preferred stock is not mandatorily redeemable.

The Company reviewed the Series A Preferred Stock under ASC 480 and ASC 815 and concluded that Series A Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

Series B Preferred Stock

The Series B Preferred Stock has the following rights and privileges:

Ranking – The Series B Preferred Stock rank (i) senior to the common stock, and any other class or series of capital stock of the Company creates hereafter, the terms of which specifically provide that such class or series shall rank junior to the Series B Preferred Stock (“Junior Securities”), (ii) on parity with the Company’s outstanding Series A Preferred Stock as well as any class or series of capital stock of the Company created specifically ranking by its terms on parity with the Series B Preferred Stock (“Parity Securities”), and (iii) junior to any class or series of capital stock of the Company hereafter created specifically ranking by its terms senior to the Series B Preferred Stock.

Dividends – Holders of the Series B Preferred Stock participate on dividends and any other distributions of the Company’s assets as if such holder had held the number of shares of common stock acquirable upon complete conversion of the Series B Preferred Stock immediately prior to the date on which a record is taken for such dividend or distribution, subject to certain limitations on beneficial ownership.

Conversion Rights – The number of shares of common stock into which the Series B Preferred Stock are convertible (the “Conversion Rate”) is equal to the Stated Value ($1,000 per share) of the shares of Series B Preferred Stock held divided by the $52.00 (the “Series B Conversion Price”), subject to adjustment. The Series B Preferred Stock are convertible at any time after the gross proceeds received by the holder in connection with the sale of 37,500 shares of common stock received in a private placement from the sale of such shares is less than $2.3 million. Any conversion will be settled only in shares of common stock; provided that the Company shall not affect any conversion to the extent that after giving effect to such conversion, the converting holder would beneficially own in excess of 9.99% of the common stock outstanding immediately after giving effect to the conversion.

Purchase Rights – If at any time the Company grants, issues or sells any options, convertible securities, or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of Common Stock (the “Purchase Rights”), then each holder of Series B Preferred Stock will be entitled to acquire, upon the terms applicable to such Purchase Rights, the aggregate Purchase Rights which such holder could have acquired if such holder had held the number of shares of common stock acquirable upon complete conversion of all the Series B Preferred Shares held by such holder immediately prior to the date as of which the record holders of shares of common stock are to be determined for the grant, issue or sale of such Purchase Rights; subject to certain limitations on beneficial ownership.

Automatic Cancellation – When the gross proceeds received by the holder in connection with the sale of 37,500 shares of common stock received in a private placement from the sale of such shares equals or exceeds $2.3 million, any outstanding shares of Series B Preferred Stock will be automatically cancelled and returned to the Company.

Rights Upon Issuance of Other Securities; Adjustment of Conversion Price upon Subdivision or Combination of Common Stock – If the Company at any time subdivides (or combines) one or more classes of its outstanding shares of common stock into a greater (or lesser) number of shares, the Conversion Price will be proportionately reduced (or increased).

Adjustment of Conversion Price – The Company may, with the prior written consent of the holders of Series B Preferred Stock, reduce the Conversion Price to any amount and for any period of time deemed appropriate by the Board of Directors.

Voting Rights – The holders of Series B Preferred Stock are entitled to notice of all stockholder meetings at which holders of common stock shall be entitled to vote. Except as otherwise provided in the Certificate of Designation of Preferences, Rights and Limitations of the Series B Preferred Stock, or as otherwise required by Delaware Law, the holders of Series B Preferred Stock shall have no voting rights.

Reservation Requirements – So long as any Series B Preferred Stock remains outstanding, the Company shall at all times reserve not less than such aggregate number of shares of the common stock as shall be issuable (taking into account the adjustments and restrictions of Section 7 of the Certificate of Designation of Preferences, Rights and Limitations of the Series B Preferred Stock) upon the conversion of the then outstanding shares of Series B Preferred Stock (assuming any such conversions are made without regard to any limitations on conversion set forth in the Certificate of Designation of Preferences, Rights and Limitations of the Series B Preferred Stock).

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the Series B Preferred Stock shall be entitled to receive out of the assets legally available for distribution to stockholders, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of the common stock and Junior Securities and pari passu with any distribution to holders of Parity Securities, an amount equal to the Stated Value of for each share of Series B Preferred Stock and an amount equal to any accrued and unpaid dividends thereon, and thereafter holders of Series B Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Company the same amount that a holder of common stock would receive if the Series B Preferred Stock were fully converted (disregarding for such purposes any conversion limitations set forth in the Certificate of Designation of Preferences, Rights and Limitations of the Series B Preferred Stock).

The Company reviewed the Series B Preferred Stock under ASC 480 and ASC 815 and concluded that Series B Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. As of June 30, 2026, and December 31, 2025, there were 695,998 and 414,914 shares of common stock outstanding.

The Company issued 104,755 and 6 shares of common stock during the three months ended June 30, 2026, and 2025, respectively

Stock Options

In June 2024, the DHAC board of directors and stockholders approved the 2024 Plan. There are currently 31,800 shares of common stock reserved for issuance under the 2024 Plan.

The 2024 Plan provides for the grant of stock options, including options that are intended to qualify as “incentive stock options” under Section 422 of the Code, as well as non-qualified stock options. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award.

As of June 30, 2026, and December 31, 2025, there was no unrecognized compensation cost. Stock-based compensation expense of $202,556 and $373,977 was recognized for the three months ended June 30, 2026, and 2025, respectively, and expense of $643,861 and $764,036 for the six months ended June 30, 2026, and 2025, respectively, within compensation and related benefits on the condensed consolidated statements of operations.

Common Stock Issuance Obligation

In connection with the Business Combination on June 24, 2024, the Company agreed to assume an obligation by iDoc to issue 640 shares of common stock (contingent on the Business Combination) to certain employees. In accordance with ASC 718, the Company determined that it was not obligated to replace the awards, and as such, recognized the fair value of the award at the Business Combination date as additional stock-based compensation (included in cost of revenues). The grant date fair value was estimated to be $619,935 (see Note 16 - Fair Value Measurements). The Company also determined that it should classify this award as a liability under ASC 718 and remeasure the award at its then current fair value each reporting date. As of June 30, 2026, and December 31, 2025, the common stock issuance obligation amounted to $5,918 and $18,941, respectively. The net stock-based compensation expense reversed was $13,023 and $10,238 for the six months ended June 30, 2026, and June 30, 2025, respectively. The net stock-based compensation expense reversed was $6,880 and $2,047 for the three months ended June 30, 2026, and June 30, 2025, respectively.

As of June 30, 2026, and December 31, 2025, no shares of common stock have been issued under the common stock issuance obligation arrangements.

Note 12 Equity

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.0001. The Company has allocated 6,500 of such shares for the Series A Preferred Stock. As of December 31, 2025 and 2024, the Company has 1,788 and 6,158 shares of Series A Preferred Stock issued and outstanding, respectively.

Series A Preferred Stock

The Series A Preferred has the following rights and privileges:

Voting – Series A preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Company, including any action with respect to the election of directors to the Board of Directors of the Company. With respect to any vote with the class of Common Stock, each Preferred Share shall entitle the holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible (subject to the ownership limitations specified 4.99%) using the record date for determining the stockholders of the Company eligible to vote on such matters as the date as of which the Conversion Price is calculated.

Dividends – Series A preferred stockholders shall be entitled to receive cumulative participating dividends when and if declared. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation – In the event of a Liquidation Event, the Holders shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of Junior Stock, but junior with respect to any Senior Preferred Stock then outstanding, an amount per Preferred Share equal to the amount per share such Holder would receive if such Holder converted such Preferred Share into Common Stock immediately prior to the date of such payment.

Conversion – Series A preferred stock is convertible into common stock at the option of the holder, at any time after the earlier of (i) twelve months from the Initial Issuance Date (June 24, 2024) or (ii) the date on which no shares of Series A preferred stock remain outstanding, at the initial rate of $800.00 per share, with an alternate optional conversion, with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the price computed as the quotient of (I) the sum of the VWAP of the Common Stock for each of the three (3) Trading Days with the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period.

Redemption – The Company shall have the right to redeem all, or any portion, of the Series A preferred stock then outstanding at a price equal to 100% of the stated value ($1,000 per share) of the shares being redeemed. The Company’s right to redeem the Series A preferred stock is one-time in nature and such exercise shall be irrevocable. The preferred stock are not mandatorily redeemable.

The Company reviewed the Series A Preferred Stock under ASC 480 and ASC 815 and concluded that Series A Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. In connection with the business combination with DHAC which resulted in a reverse recapitalization, VSee Lab converted the 371,715 shares of Series A preferred stock and 1,228,492 Series A-1 Preferred Stock into VSee Lab Class A common stock for a total of 12,165,889 common stock, which resulted in 60,988 shares of Company Common Stock based on an exchange ratio of 0.005. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the applicable exchange ratio. As of December 31, 2025, and December 31, 2024, there were 414,914 and 203,715 shares of common stock outstanding. The Company issued 211,199 shares of common stock during year ended December 31, 2025.

In June 2024, the Company entered into a consulting agreement with a third party, under which it agreed to an initial issuance of $25,000 in shares of common stock, as well as the future issuance of $25,000 shares of common stock upon each future Form 10-Q or Form 10-K filing. The Company is accounting for this stock-based payment arrangement under ASC 718, and the obligation to issue the future shares is classified as a liability as it represents a variable share settled instrument that would be subject to ASC 480. During the year ended December 31, 2024, the Company recognized $62,500 in consulting expense related to the share issuance obligation and issued 31 shares of common stock with an estimated fair value of $25,000 to the third-party consultant.

In August 2024, the holders of the Additional Bridge Notes converted an aggregate $41,417 of outstanding principal into 177 shares of common stock, at a conversion price based on a 5% discount to the prior trading day VWAP and $566,740 of outstanding principal on the Exchange Note was converted into 2,672 shares of common stock, at a conversion price based on a 5% discount to the prior trading day VWAP.

In August 2024, the Company issued 313 shares of common stock to former placement agents in relation to prior services provided under a now terminated placement agent agreement. The Company estimated the fair value of the shares of common stock issued to be $66,750 and recorded this amount as an expense during the year ended December 31, 2024.

In August 2024, the Company issued 2,500 shares of common stock to a vendor in relation to outstanding and past due accounts payable balances. None of the accounts payable balances were written off or otherwise adjusted. The Company estimated the fair value of the shares of common stock issued to be $534,000. The Company concluded that the issuance of common stock to the vendor represented an extinguishment of the outstanding payables for accounting purposes and recorded a loss on extinguishment of $534,000 during the year ended December 31, 2024.

In September 2024, the Company issued 1,250 shares of common stock to Ascent as additional consideration for entering into the September 2024 SPA and related agreements.

In October and November 2024, the Company issued 4,750 shares of common stock under the ELOC in exchange for $760,000 in cash proceeds.

In November 2024, the holders of the Additional Bridge Notes converted an aggregate $93,130 of outstanding principal and accrued interest into 582 shares of common stock, at a conversion price of $160.00 per share and $511,693 of outstanding principal and accrued interest was converted into 3,198 shares of common stock, at a conversion price of $160.00 per share.

In November 2024, the Company issued 2,531 shares of common stock upon the settlement of $405,000 in working capital funds advanced by SCS. The Company determined that the partial settlement of the working capital advances represented a troubled debt restructuring, as the Company determined it was experiencing financial difficulties and the lender granted a concession through the exchange for shares of Common Stock. Under the troubled debt restructuring accounting, the Company reduced the carrying amount of the working capital funds advances by the fair value of the shares of Common Stock issued ($261,225) and then compared the future undiscounted cash flows associated with the working capital advances to the carrying value. The Company determined an additional $143,775 reduction in the carrying value was necessary to equate it to the future undiscounted cash flows, representing a gain on restructuring. As SCS is a related party to the Company (see Note 10), the restructuring gain was treated as a capital transaction and recorded to additional paid in capital along with the fair value of the shares of common stock issued in the settlement.

In December 2024, the Company issued 625 shares of common stock upon conversion of the ELOC Commitment Fee Note as a conversion price of $800.00 per share.

In June 2024, in connection with the Business Combination, a certain minority shareholder of TAD elected to receive cash consideration in lieu of the Company’s common stock in exchange for their ownership interests in TAD. The payment of $10,000 represents a cash disbursement to one such investor under the terms of the June 2024 transaction agreement.

In March 2025, in connection with the second closing under the Purchase Agreement and the March 2025 Promissory Note, the Company issued 1,250 shares of common shares to the investor as additional consideration for entering into the agreement.

In March 2025, in connection with the March 2025 SPA and March 2025 Convertible Note, the Company also issued 313 shares of common stock to the investor as additional consideration for entering into the agreement

On April 4, 2025, the Company issued 6 shares of its common stock to the Quantum investor at par value of $0.0001 per share.

On September 3, 2025, $304,288 of outstanding principal with accrued interest expense of $137,057 and default interest expense of $13,712 on the Exchange Note was converted into 7,500 shares of common stock.

On August 28, 2025, the Company agreed to issue 6,250 shares of its common stock, to the Quantum investor as consideration for facilitating emergency funding to support the Company. On October 28, 2025, the Company issued the 6,250 shares of its common stock to the Quantum investor in satisfaction of its previously recorded obligation.

In October 2025, the Quantum Promissory note consisting of $3,000,000 of principal and $1,196,203 of accrued interest, with an aggregate amount of $4,196,203 was converted to an aggregate of 55,000 shares of the Company’s common stock.

On October 21, 2025, the March 2025 Convertible note consisting of principal amount of $108,696 and accrued interest of $44,017, with an aggregate amount of $152,713, was converted to an aggregate of 4,009 shares of the Company’s common stock at a conversion rate of $75.60 per share.

On November 11, 2025, the March 2025 Promissory note consisting of principal of $555,555 and accrued interest of $56,323, with an aggregate amount of $611,878 was converted to an aggregate of 11,767 shares of the Company’s common stock at a conversion rate of $60.08 per share.

In October 2025, $1,219,516 of outstanding principal with accrued interest expense of $34,959 on the Exchange Note was converted into 20,922 shares of common stock

In October 2025, outstanding principal of $2,222,222 and accrued interest of $555,815 on the September 2024 convertible note was converted into 46,234 shares of common stock.

Refer Note 8 for more details on the note conversions.

In October and November 2025, 4,370 shares of Series A Preferred Stock held by A.G.P./Alliance Global Partners (“A.G.P.”) were converted into 27,313 shares of common stock at a conversion price of $160.00 per share.

In October 2025, pursuant to the warrant exchange arrangement, Alta Partners exchanged 19,500 Public Warrants for 19,345 shares of the Company’s Common Stock, representing an exchange ratio of approximately 0.9667 shares per warrant. (Refer Note-13 Warrants)

In December 2025, the Company issued 11,292 shares of common stock to certain key managerial personnel and board of directors as share-based compensation.

Stock Options

In June 2024, the DHAC board of directors and stockholders approved the 2024 Plan. There are currently 31,800 shares of common stock reserved for issuance under the 2024 Plan. At the closing of the Business Combination on June 24, 2024, the Company granted 10,046 stock options with an exercise price equal to $968.80 pursuant to the 2024 Plan to the individuals, in the amounts, and on the terms set forth in the Business Combination Agreement.

The 2024 Plan provides for the grant of stock options, including options that are intended to qualify as “incentive stock options” under Section 422 of the Code, as well as non-qualified stock options. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award.

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2024	10,046	$968.80	9.48	—
Granted	—	—	—	—
Outstanding, December 31, 2025	10,046	$968.80	8.48	$—

Exercisable, December 31, 2025	10,046	$968.80	8.48	$—

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that had exercise prices that were lower than the per share fair value of the common stock on the related measurement date.

In accordance with ASC 718, 2,179 of the options granted were awards granted with a service condition and will vest over one year from grant date. The unvested portion of the June 2024 options issued was not considered part of the consideration paid and as such the proportional value of the unvested options were recognized over the one-year service period.

All such options fully vested as of June 2025, and there was no remaining unrecognized compensation cost or vesting period as of December 31, 2025.

The weighted average grant date fair value of awards granted for the years ended December 31, 2025, and 2024, was $729.60 per option. The fair value of the unvested options was estimated using a Black-Scholes option model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates.

Below are the key assumptions used in valuing the unvested options on June 24, 2024.

As of June 24,
2024
Stock price	$968.80
Exercise price	$968.80
Volatility	96.00%
Risk-free rate of return	4.27%
Expected term (in years)	5.2 - 5.3 years

During the year ended December 31, 2025, the Company issued 11,292 shares of common stock to certain key managerial personnel and board of directors as share-based compensation.

As of December 31, 2025, there was no unrecognized compensation cost. The value of the fully vested options, which were included as part of the recapitalization were valued at $5,728,784 on June 24, 2024 grant date and closing of the business combination.

Stock-based compensation expense of $1,134,667 was recognized for the year ended December 31, 2025, within compensation and related benefits on the consolidated statements of operations, and stock-based compensation expense of $826,916 was recognized during the year ended December 31, 2024.

Common Stock Issuance Obligation

In connection with the Business Combination on June 24, 2024, the Company agreed to assume an obligation by iDoc to issue 640 shares of common stock (contingent on the Business Combination) to certain employees. In accordance with ASC 718, the Company determined that it was not obligated to replace the awards, and as such, recognized the fair value of the award at the Business Combination date as additional stock-based compensation (included in cost of revenues). The grant date fair value was estimated to be $619,935 (see Note 15 Fair Value Measurements). The Company also determined that it should classify this award as a liability under ASC 718 and remeasure the award at its then current fair value each reporting date. As of December 31, 2025, and December 31, 2024, the common stock issuance obligation was adjusted to $18,941 and $69,621, respectively. The net stock-based compensation expense reversed was $50,680 and $172,005 for the years ended December 31, 2025, and December 31, 2024, respectively

As of December 31, 2025, and 2024, no shares of common stock have been issued under the common stock issuance obligation arrangements.